CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) $ in Millions													1 Months Ended	12 Months Ended
	Nov. 27, 2020 USD ($) shares	Feb. 10, 2020 USD ($) shares	Jul. 04, 2019 USD ($) shares	Mar. 08, 2019 USD ($) shares	Dec. 18, 2018 USD ($) shares	Nov. 02, 2017 USD ($) shares	Feb. 10, 2017 USD ($) shares	Aug. 15, 2016 USD ($) shares	Jul. 07, 2016 USD ($) shares	Apr. 08, 2015 USD ($) shares	Dec. 16, 2014 USD ($) shares	May 20, 2014 USD ($) shares	Jun. 30, 2021 shares	Dec. 31, 2023	Dec. 31, 2020 shares
Common Class A
Temporary Equity [Line Items]
Conversion of preferred shares to ordinary shares, Shares													551,352,134
Series A Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding															60,000,000
Temporary equity issued during the period shares												60,000,000
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $												$ 3.0
Series B Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding															40,000,000
Temporary equity issued during the period shares											26,666,667
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $											$ 4.0
Series B Convertible Redeemable Preferred Stock | TECHWOLF LIMITED
Temporary Equity [Line Items]
Temporary equity issued during the period shares											13,333,333
Series E Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding															144,073,367
Temporary equity issued during the period shares					83,474,263
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $					$ 130.0
Series E Redeemable Convertible Preferred Stock | Tranche One
Temporary Equity [Line Items]
Temporary equity issued during the period shares				32,373,031
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $				$ 55.0
Series E Redeemable Convertible Preferred Stock | Tranche Two
Temporary Equity [Line Items]
Temporary equity issued during the period shares			28,226,073
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $			$ 50.0
Series C Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding															147,068,133
Temporary equity issued during the period shares										48,000,000
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $										$ 10.0
Series C Convertible Redeemable Preferred Stock | Tranche One
Temporary Equity [Line Items]
Temporary equity issued during the period shares									45,319,316
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $									$ 12.5
Series C Convertible Redeemable Preferred Stock | Tranche Two
Temporary Equity [Line Items]
Temporary equity issued during the period shares								42,251,744
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $								$ 18.0
Series C Convertible Redeemable Preferred Stock | Tranche Three
Temporary Equity [Line Items]
Temporary equity issued during the period shares							11,497,073
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $							$ 6.0
Series D Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding															60,856,049
Temporary equity issued during the period shares						60,856,049
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $						$ 43.4
Series F Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding															99,354,585
Temporary equity issued during the period shares	50,664,609	48,689,976
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $	$ 270.0	$ 150.0
Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding															551,352,134
Preferred Stock convertible, conversion ratio														1
Temporary equity liquidation preference per share percentage														100.00%
Threshold shareholding percentage required for redemption notice														50.00%
Convertible Redeemable Preferred Stock | Debt Note to Redeeming Shareholder
Temporary Equity [Line Items]
Debt instrument term														2 years
Debt instrument interest rate														10.00%
Convertible Redeemable Preferred Stock | Prior to Issuance of Series F Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity redemption price compound interest per annum		10.00%												10.00%
Redeemable convertible preferred stock initial Redemption start date		Jul. 05, 2024
Convertible Redeemable Preferred Stock | Post Issuance of Series F Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity redemption price simple interest per annum		8.00%												8.00%
Redeemable convertible preferred stock modified Redemption start date		Feb. 10, 2025